INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories included in the accompanying consolidated balance sheet are stated at the lower of cost or market as summarized below:

	December 31,	December 31,
	2016	2015
Raw materials	$3,642,000	$2,113,000
Finished goods	2,328,000	1,803,000
Sub-total inventories	5,970,000	3,916,000
Less reserve for slow moving and excess inventory	(3,248,000)	(1,061,000)
Total inventories, net	$2,722,000	$2,855,000